BUSINESS COMBINATION, Business Combination between BTG, Bitdeer and BSGA (Details) $ / shares in Units, $ in Thousands			6 Months Ended
		Apr. 13, 2023 USD ($) shares $ / shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Business Combination [Abstract]
Net payment related to business combination			$ 0	$ 7,651
Fair value of assets acquired and liabilities assumed [Abstract]
Excess of fair value of consideration transferred over fair value of assets acquired and liabilities assumed, recognized as listing fee			$ 0	$ 33,151
Class A Ordinary Shares [Member]
Business Combination [Abstract]
Number of shares cancelled in exchange for new issued (in shares) | shares		60,281,185
Number of shares issued (in shares) | shares		4,384,796,703
Exchange ratio		1
Class V Ordinary Shares [Member]
Business Combination [Abstract]
Number of shares cancelled in exchange for new issued (in shares) | shares		48,399,922
Exchange ratio		0.00858
BSGA [Member]
Business Combination [Abstract]
Exchange ratio		0.00858
Ownership interest acquired		100.00%
Goodwill		$ 0
Other intangible assets		0
Transaction-related costs		8,000
Net payment related to business combination		$ 7,700
Purchase Price Allocation of Identifiable Assets Acquired and Liabilities Assumed [Abstract]
Number of outstanding ordinary shares held by BSGA's shareholders on acquisition date (in shares) | shares		2,607,000
Closing price of BSGA's ordinary shares on acquisition date (in dollars per share) | $ / shares		$ 10
Fair value of BSGA's ordinary shares on acquisition date		$ 26,075
Settlement of pre-existing debtor relationship with BSGA	[1]	2,607
Total fair value of consideration transferred		28,682
Fair value of assets acquired and liabilities assumed [Abstract]
Cash and cash equivalents		317
Prepayments and other assets		48
Other payables and accruals		(4,834)
Total fair value of assets acquired and liabilities assumed		(4,469)
Excess of fair value of consideration transferred over fair value of assets acquired and liabilities assumed, recognized as listing fee		$ 33,151
BSGA [Member] | Class A Ordinary Shares [Member]
Business Combination [Abstract]
Number of shares issued (in shares) | shares		2,607,498

[1]	Settlement of pre-existing debtor relationship with BSGA represent lending made to BSGA.